Submission	Apr. 02, 2025
Submission [Line Items]
Central Index Key	0001616533
Registrant Name	PENGUIN SOLUTIONS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES